Consolidated Statements of Changes in Equity (Parenthetical) - CAD ($) $ in Millions	12 Months Ended
	Jan. 31, 2025	Jan. 31, 2024
Statement of changes in equity [abstract]
Income tax expense (recovery)	$ 0.6	$ 1.1